Summarized Information about Share Options Exercisable and Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares	383,035
Share options exercisable, weighted average exercise price	$ 24.16
Share options outstanding, number of shares	961,031
Share options outstanding, weighted average exercise price	$ 29.63
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares	34,580
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares	34,580
Share options outstanding, weighted average exercise price	$ 7.10
$16.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.50
Share options exercisable, number of shares	62,170
Share options exercisable, weighted average exercise price	$ 16.50
Share options outstanding, number of shares	62,170
Share options outstanding, weighted average exercise price	$ 16.50
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares	56,243
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares	56,243
Share options outstanding, weighted average exercise price	$ 16.97
$28.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.05
Share options exercisable, number of shares	76,951
Share options exercisable, weighted average exercise price	$ 28.05
Share options outstanding, number of shares	164,838
Share options outstanding, weighted average exercise price	$ 28.05
$28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
Share options exercisable, number of shares	48,939
Share options exercisable, weighted average exercise price	$ 28.26
Share options outstanding, number of shares	80,654
Share options outstanding, weighted average exercise price	$ 28.26
$28.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.54
Share options exercisable, number of shares	48,217
Share options exercisable, weighted average exercise price	$ 28.54
Share options outstanding, number of shares	123,002
Share options outstanding, weighted average exercise price	$ 28.54
$31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 31.34
Share options exercisable, number of shares	5,000
Share options exercisable, weighted average exercise price	$ 31.34
Share options outstanding, number of shares	10,000
Share options outstanding, weighted average exercise price	$ 31.34
$34.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 34.14
Share options outstanding, number of shares	225,865
Share options outstanding, weighted average exercise price	$ 34.14
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options exercisable, number of shares	50,935
Share options exercisable, weighted average exercise price	$ 38.36
Share options outstanding, number of shares	203,679
Share options outstanding, weighted average exercise price	$ 38.36